[AMERICAN FIDELITY ASSURANCE COMPANY LETTERHEAD]

May 5, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	American Fidelity Separate Account A

(File Nos. 002-30771, 811-01764)

Ladies and Gentlemen:

On behalf of American Fidelity Assurance Company (the “Company”) and American Fidelity Separate Account A (“Separate Account A”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information (“SAI”) for certain variable annuity contracts offered by the Company through Separate Account A otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the Form N-4 registration statement for Separate Account A, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 30, 2009 and became effective on May 1, 2009.

Sincerely,

/s/ David R. Carpenter

David R. Carpenter

Executive Vice President

cc:	Jennifer Wheeler